Schedule of Investments (unaudited)
November 30, 2024
 Western Asset SMASh Series M Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Mortgage-Backed Securities — 66.8%
FNMA — 18.0%
Federal National Mortgage Association (FNMA)	2.560%	11/1/31	$4,427,452	$3,941,422
Federal National Mortgage Association (FNMA)	6.500%	11/1/37	55,287	57,970
Federal National Mortgage Association (FNMA)	5.000%	11/1/40- 5/1/41	55,541	56,251
Federal National Mortgage Association (FNMA)	4.500%	6/1/42- 8/1/58	5,575,391	5,411,627
Federal National Mortgage Association (FNMA)	3.000%	2/1/47	142,278	128,749
Federal National Mortgage Association (FNMA)	2.000%	1/1/55	19,400,000	15,563,102 (a)
Federal National Mortgage Association (FNMA)	2.500%	1/1/55	8,600,000	7,204,611 (a)
Federal National Mortgage Association (FNMA)	3.000%	1/1/55	6,800,000	5,932,398 (a)
Federal National Mortgage Association (FNMA)	3.500%	1/1/55	200,000	181,369 (a)
Federal National Mortgage Association (FNMA)	4.000%	1/1/55	3,000,000	2,806,559 (a)
Federal National Mortgage Association (FNMA)	5.000%	1/1/55	3,000,000	2,943,802 (a)
Federal National Mortgage Association (FNMA)	5.500%	1/1/55	31,300,000	31,253,024 (a)
Federal National Mortgage Association (FNMA)	6.000%	1/1/55	47,400,000	47,938,053 (a)
Federal National Mortgage Association (FNMA)	6.500%	1/1/55	9,400,000	9,622,023 (a)
Federal National Mortgage Association (FNMA)	4.000%	6/1/57	1,326,552	1,245,149
Federal National Mortgage Association (FNMA)	2.500%	9/1/61	1,519,873	1,246,218
Total FNMA				135,532,327
GNMA — 48.8%
Government National Mortgage Association (GNMA)	3.000%	9/15/42- 11/15/42	27,410,147	24,835,511
Government National Mortgage Association (GNMA)	3.500%	6/15/48- 5/15/50	3,503,669	3,279,201
Government National Mortgage Association (GNMA)	4.000%	3/15/50	51,681	49,099
Government National Mortgage Association (GNMA) II	4.500%	4/20/41- 9/20/52	2,589,747	2,522,708
Government National Mortgage Association (GNMA) II	4.000%	9/20/45- 4/20/50	3,550,364	3,370,994
Government National Mortgage Association (GNMA) II	3.500%	9/20/46- 2/20/50	23,399,048	21,615,533
Government National Mortgage Association (GNMA) II	3.000%	1/20/50- 3/20/52	645,335	564,516
Government National Mortgage Association (GNMA) II	2.000%	12/20/50	3,444,477	2,773,975
Government National Mortgage Association (GNMA) II	2.500%	12/20/50- 10/20/51	21,933,774	18,624,525
Government National Mortgage Association (GNMA) II	5.000%	9/20/52	429,713	429,121
Government National Mortgage Association (GNMA) II	5.500%	7/20/53- 8/20/53	1,006,506	1,012,093
Government National Mortgage Association (GNMA) II	2.000%	1/20/55	9,100,000	7,482,929 (a)
Government National Mortgage Association (GNMA) II	2.500%	1/20/55	19,600,000	16,760,514 (a)
Government National Mortgage Association (GNMA) II	3.000%	1/20/55	28,500,000	25,272,300 (a)
Government National Mortgage Association (GNMA) II	3.500%	1/20/55	17,700,000	16,192,241 (a)
Government National Mortgage Association (GNMA) II	4.000%	1/20/55	55,400,000	52,126,800 (a)
Government National Mortgage Association (GNMA) II	4.500%	1/20/55	66,100,000	63,803,474 (a)
Government National Mortgage Association (GNMA) II	5.000%	1/20/55	36,900,000	36,363,916 (a)
See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset SMASh Series M Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
GNMA — continued
Government National Mortgage Association (GNMA) II	5.500%	1/20/55	$29,700,000	$29,707,374 (a)
Government National Mortgage Association (GNMA) II	6.000%	1/20/55	40,500,000	40,881,305 (a)
Total GNMA				367,668,129

Total Mortgage-Backed Securities (Cost — $508,152,859)				503,200,456
Collateralized Mortgage Obligations(b) — 45.9%
Alternative Loan Trust, 2005-24 1A1 (12 mo. Moving Treasury Average + 1.310%)	6.237%	7/20/35	169,332	150,145 (c)
Alternative Loan Trust, 2005-57CB 4A3	5.500%	12/25/35	202,547	109,907
American Home Mortgage Investment Trust, 2005-1 1A3 (1 mo. Term SOFR + 0.734%)	5.472%	6/25/45	16,658	16,657 (c)
Arbor Realty Commercial Real Estate Notes Ltd., 2021-FL3 A (1 mo. Term SOFR + 1.184%)	5.794%	8/15/34	1,195,911	1,195,914 (c)(d)
AREIT Trust, 2021-CRE5 A (1 mo. Term SOFR + 1.194%)	5.805%	11/17/38	1,003,632	1,001,141 (c)(d)
Benchmark Mortgage Trust, 2020-B21 B	2.458%	12/17/53	13,020,000	10,474,883
BHMS, 2018-ATLS A (1 mo. Term SOFR + 1.547%)	6.156%	7/15/35	3,350,000	3,349,283 (c)(d)
BRSP Ltd., 2021-FL1 A (1 mo. Term SOFR + 1.264%)	5.875%	8/19/38	3,444,035	3,426,839 (c)(d)
BX, 2021-MFM1 A (1 mo. Term SOFR + 0.814%)	5.423%	1/15/34	1,142,990	1,141,853 (c)(d)
BX Commercial Mortgage Trust, 2021-VOLT A (1 mo. Term SOFR + 0.814%)	5.424%	9/15/36	9,070,000	9,059,453 (c)(d)
BX Commercial Mortgage Trust, 2021-XL2 A (1 mo. Term SOFR + 0.803%)	5.412%	10/15/38	6,330,307	6,314,456 (c)(d)
BX Mortgage Trust, 2021-PAC A (1 mo. Term SOFR + 0.804%)	5.413%	10/15/36	11,580,000	11,531,282 (c)(d)
BX Trust, 2019-OC11 B	3.605%	12/9/41	3,200,000	2,947,556 (d)
BX Trust, 2021-ARIA A (1 mo. Term SOFR + 1.014%)	5.623%	10/15/36	8,415,000	8,377,858 (c)(d)
BX Trust, 2022-PSB A (1 mo. Term SOFR + 2.451%)	7.060%	8/15/39	9,934,177	9,996,232 (c)(d)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2003-4A A1 (1 mo. Term SOFR + 0.794%)	5.382%	10/25/34	472,015	457,296 (c)(d)
Commercial Mortgage Trust, 2018-COR3 B	4.669%	5/10/51	2,810,000	2,373,643 (c)
CSMC Trust, 2014-USA A2	3.953%	9/15/37	3,290,000	2,972,733 (d)
CSMC Trust, 2017-RPL1 A1	2.750%	7/25/57	2,961,693	2,869,439 (c)(d)
CSMC Trust, 2017-RPL1 M1	2.978%	7/25/57	20,370,000	17,524,050 (c)(d)
CSMC Trust, 2017-RPL3 A1	4.000%	8/1/57	10,095,976	9,598,316 (c)(d)
CSMC Trust, 2017-RPL3 B2	4.565%	8/1/57	9,879,717	9,504,397 (c)(d)
CSMC Trust, 2019-UVIL A	3.160%	12/15/41	10,000,000	9,067,830 (d)
CSMC Trust, 2021-RPL1 A1	4.074%	9/27/60	10,359,779	10,332,295 (c)(d)
CSMC Trust, 2021-RPL4 A1	4.100%	12/27/60	5,574,599	5,559,847 (c)(d)
Extended Stay America Trust, 2021-ESH A (1 mo. Term SOFR + 1.194%)	5.803%	7/15/38	7,704,772	7,715,060 (c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020- RR07 AX, IO	2.468%	9/27/28	6,000,000	455,567 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K064 X1, IO	0.728%	3/25/27	46,371,466	525,324 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K093 X1, IO	1.081%	5/25/29	5,716,789	194,830 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K118 X1, IO	1.047%	9/25/30	27,233,454	1,212,496 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K121 X1, IO	1.115%	10/25/30	53,692,194	2,517,235 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K122 X1, IO	0.966%	11/25/30	18,333,344	764,653 (c)
See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2024 Quarterly Report

 Western Asset SMASh Series M Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(b) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K740 X1, IO	0.822%	9/25/27	$35,059,360	$596,219 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K1515 X1, IO	1.634%	2/25/35	45,039,549	4,756,928 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K1516 X1, IO	1.627%	5/25/35	29,637,184	3,346,382 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K1517 X1, IO	1.436%	7/25/35	40,293,502	3,955,939 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	7.034%	8/25/33	6,179,056	6,328,934 (c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA3 M2 (30 Day Average SOFR + 2.100%)	6.834%	10/25/33	11,955,269	12,257,897 (c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-DNA3 M3F (30 Day Average SOFR + 3.814%)	8.549%	4/25/28	1,635,156	1,674,076 (c)
Federal National Mortgage Association (FNMA) — CAS, 2021-R01 1M2 (30 Day Average SOFR + 1.550%)	6.284%	10/25/41	9,708,502	9,750,937 (c)(d)
Federal National Mortgage Association (FNMA) ACES, 2018-M15 1A2	3.700%	1/25/36	3,000,000	2,815,664
Federal National Mortgage Association (FNMA) ACES, 2019-M19 X2, IO	0.741%	9/25/29	33,835,065	784,002 (c)
Federal National Mortgage Association (FNMA) ACES, 2019-M22 A2	2.522%	8/25/29	11,468,246	10,567,808
Federal National Mortgage Association (FNMA) ACES, 2019-M28 XA2, IO	0.320%	2/25/30	5,234,719	43,307 (c)
Federal National Mortgage Association (FNMA) ACES, 2019-M28 XA3, IO	0.706%	2/25/30	9,412,201	201,114 (c)
Federal National Mortgage Association (FNMA) ACES, 2020-M4 1X2, IO	0.842%	2/25/28	5,189,263	99,106 (c)
Federal National Mortgage Association (FNMA) ACES, 2020-M4 1X3, IO	1.122%	2/25/28	28,180,753	726,328 (c)
Federal National Mortgage Association (FNMA) ACES, 2020-M26 X3, IO	1.837%	1/25/28	8,014,621	218,446 (c)
Federal National Mortgage Association (FNMA) ACES, 2020-M36 X1, IO	1.542%	9/25/34	2,695,463	138,873 (c)
Federal National Mortgage Association (FNMA) ACES, 2020-M51 X3, IO	0.116%	12/25/30	74,520,000	313,640 (c)
Federal National Mortgage Association (FNMA) ACES, 2020-M54 X, IO	1.596%	12/25/33	36,427,366	2,253,065 (c)
Federal National Mortgage Association (FNMA) REMIC, 2012-75 AO, PO	0.000%	3/25/42	6,580	5,892
Federal National Mortgage Association (FNMA) REMIC, 2012-134 SK, IO (-1.000 x 30 Day Average SOFR + 6.036%)	1.301%	12/25/42	233,219	26,026 (c)
Federal National Mortgage Association (FNMA) REMIC, 2013-29 QI, IO	4.000%	4/25/43	383,203	68,290
Federal National Mortgage Association (FNMA) REMIC, 2013-73 IB, IO	3.500%	7/25/28	212,283	5,963
Federal National Mortgage Association (FNMA) STRIPS, 407 23, IO	5.000%	1/25/39	2,528	473 (c)
Federal National Mortgage Association (FNMA) STRIPS, 407 27, IO	5.500%	1/25/39	2,630	539 (c)
FRESB Mortgage Trust, 2015-SB7 A10	2.950%	9/25/35	1,675,516	1,650,820 (c)
GMACM Mortgage Loan Trust, 2006-AR1 1A1	3.791%	4/19/36	314,350	258,330 (c)
Government National Mortgage Association (GNMA), 2012-43 SN, IO (-1.000 x 1 mo. Term SOFR + 6.486%)	1.875%	4/16/42	1,174,416	161,731 (c)
Government National Mortgage Association (GNMA), 2013-105 IO, IO	0.144%	6/16/54	13,635,355	13,390 (c)
Government National Mortgage Association (GNMA), 2014-134 IA, IO	0.142%	1/16/55	47,639,238	210,230 (c)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.187%	5/16/55	7,509,962	45,754 (c)
Government National Mortgage Association (GNMA), 2014-176 IA, IO	4.000%	11/20/44	349,334	67,961
Government National Mortgage Association (GNMA), 2015-36 MI, IO	5.500%	3/20/45	432,609	61,744
Government National Mortgage Association (GNMA), 2017-28 IO, IO	0.701%	2/16/57	747,855	28,276 (c)
Greystone CRE Notes Ltd., 2021-FL3 A (1 mo. Term SOFR + 1.134%)	5.744%	7/15/39	3,244,249	3,241,230 (c)(d)
GS Mortgage Securities Corp. Trust, 2021-ROSS C (1 mo. Term SOFR + 2.264%)	6.874%	5/15/26	2,894,000	2,152,018 (c)(d)
See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset SMASh Series M Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(b) — continued
GS Mortgage Securities Corp. Trust, 2021-ROSS D (1 mo. Term SOFR + 2.764%)	7.374%	5/15/26	$3,660,000	$2,102,376 (c)(d)
GS Mortgage Securities Trust, 2018-GS9 B	4.321%	3/10/51	1,725,000	1,581,412 (c)
GS Mortgage-Backed Securities Corp. Trust, 2021-RPL1 A2	2.000%	12/25/60	16,090,000	13,671,462 (c)(d)
GS Mortgage-Backed Securities Trust, 2018-RPL1 A1A	3.750%	10/25/57	8,477,963	8,261,039 (d)
HomeBanc Mortgage Trust, 2004-2 A1 (1 mo. Term SOFR + 0.854%)	5.442%	12/25/34	884,422	838,391 (c)
IMPAC CMB Trust, 2004-7 1A1 (1 mo. Term SOFR + 0.854%)	5.442%	11/25/34	1,348,588	1,330,098 (c)
JPMBB Commercial Mortgage Securities Trust, 2015-C30 AS	4.226%	7/15/48	10,544,000	10,150,693 (c)
KREF Ltd., 2021-FL2 A (1 mo. Term SOFR + 1.184%)	5.795%	2/15/39	3,612,091	3,589,570 (c)(d)
MASTR Adjustable Rate Mortgages Trust, 2005-7 3A1	3.828%	9/25/35	55,656	34,042 (c)
Merrill Lynch Mortgage Investors Trust, 2006-A1 1A1	4.989%	3/25/36	274,800	166,254 (c)
MF1 Ltd., 2021-FL7 A (1 mo. Term SOFR + 1.194%)	5.805%	10/16/36	2,639,256	2,630,204 (c)(d)
MIC Trust, 2023-MIC A	8.732%	12/5/38	3,470,000	3,764,802 (c)(d)
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33 A5	3.599%	5/15/50	5,580,000	5,376,218
MSWF Commercial Mortgage Trust, 2023-2 A5	6.014%	12/15/56	8,800,000	9,463,045 (c)
New Residential Mortgage Loan Trust, 2016-4A A1	3.750%	11/25/56	2,576,110	2,420,149 (c)(d)
New Residential Mortgage Loan Trust, 2019-2A A1	4.250%	12/25/57	10,374,556	10,067,607 (c)(d)
OPG Trust, 2021-PORT D (1 mo. Term SOFR + 1.245%)	5.855%	10/15/36	2,450,500	2,433,904 (c)(d)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	14,482,248	12,182,379 (c)(d)
RALI Trust, 2006-QO7 3A2 (1 mo. Term SOFR + 0.524%)	5.112%	9/25/46	232,152	225,330 (c)
SFO Commercial Mortgage Trust, 2021-555 A (1 mo. Term SOFR + 1.264%)	5.873%	5/15/38	11,490,000	11,120,359 (c)(d)
SREIT Trust, 2021-PALM A (1 mo. Term SOFR + 0.704%)	5.313%	10/15/34	10,430,000	10,369,647 (c)(d)
Structured Adjustable Rate Mortgage Loan Trust, 2004-2 4A1	5.861%	3/25/34	53,864	50,937 (c)
Structured Asset Mortgage Investments II Trust, 2005-AR7 4A1 (12 mo. Moving Treasury Average + 2.150%)	7.077%	3/25/46	85,159	79,151 (c)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, 2003-9A 2A2	6.701%	3/25/33	50,449	49,045 (c)
Towd Point Mortgage Trust, 2020-2 M1B	3.000%	4/25/60	8,740,000	6,954,026 (c)(d)
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR13 A1B2 (1 mo. Term SOFR + 1.094%)	5.682%	11/25/34	3,364,895	3,166,613 (c)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR9 A1A (1 mo. Term SOFR + 0.754%)	5.342%	7/25/45	29,363	29,365 (c)
Wells Fargo Commercial Mortgage Trust, 2017-C38 A5	3.453%	7/15/50	2,030,000	1,954,719

Total Collateralized Mortgage Obligations (Cost — $367,703,958)				345,628,639
Asset-Backed Securities — 12.9%
Bayview Financial Asset Trust, 2007-SR1A M2 (1 mo. Term SOFR + 1.014%)	5.602%	3/25/37	271,085	269,895 (c)(d)
Blackbird Capital Aircraft Lease Securitization Ltd., 2016-1A A	6.500%	12/16/41	8,512,898	8,495,804 (d)
Countrywide Asset-Backed Certificates Trust, 2004-5 2A (1 mo. Term SOFR + 0.614%)	5.202%	10/25/34	1,529,852	1,465,816 (c)
Foundation Finance Trust, 2021-1A A	1.270%	5/15/41	2,190,402	2,036,120 (d)
Goodgreen Trust, 2021-1A A	2.660%	10/15/56	6,801,965	5,549,178 (d)
Hertz Vehicle Financing LP, 2021-2A B	2.120%	12/27/27	8,290,000	7,778,770 (d)
MASTR Asset-Backed Securities Trust, 2007-NCW A1 (1 mo. Term SOFR + 0.414%)	5.002%	5/25/37	3,702,031	3,298,559 (c)(d)
Morgan Stanley Mortgage Loan Trust, 2007-2AX 2A1 (1 mo. Term SOFR + 0.294%)	4.882%	12/25/36	17,433	6,132 (c)
Navient Private Education Refi Loan Trust, 2019-FA A2	2.600%	8/15/68	6,803,447	6,481,737 (d)
See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2024 Quarterly Report

 Western Asset SMASh Series M Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Navient Student Loan Trust, 2021-1A A1B (30 Day Average SOFR + 0.714%)	5.449%	12/26/69	$1,643,224	$1,624,596 (c)(d)
Nelnet Student Loan Trust, 2021-A B1	2.850%	4/20/62	17,500,000	15,336,493 (d)
Origen Manufactured Housing Contract Trust, 2007-A A2	7.224%	4/15/37	132,621	123,652 (c)
RAAC Trust, 2006-SP1 M1 (1 mo. Term SOFR + 0.714%)	5.302%	9/25/45	388,475	380,438 (c)
Renaissance Home Equity Loan Trust, 2007-3 AV2 (1 mo. Term SOFR + 1.114%)	5.702%	9/25/37	155,999	135,048 (c)
Renaissance Home Equity Loan Trust, 2007-3 AV3 (1 mo. Term SOFR + 1.914%)	6.502%	9/25/37	682,999	591,209 (c)
Residential Funding Securities Trust, 2002-RP2 A1 (1 mo. Term SOFR + 1.614%)	6.202%	10/25/32	1,436	1,419 (c)(d)
SMB Private Education Loan Trust, 2021-A B	2.310%	1/15/53	4,989,968	4,783,116 (d)
SMB Private Education Loan Trust, 2021-C D	3.930%	1/15/53	2,589,296	2,314,312 (d)
SMB Private Education Loan Trust, 2023-B A1B (30 Day Average SOFR + 1.800%)	6.606%	10/16/56	3,413,565	3,494,593 (c)(d)
SMB Private Education Loan Trust, 2024-A A1A	5.240%	3/15/56	23,357,061	23,572,301 (d)
Structured Asset Securities Corp., 2004-SC1 A	7.868%	12/25/29	5,394	4,694 (c)(d)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, 2001- SB1 A2	3.375%	8/25/31	18,346	18,285
Sunrun Vulcan Issuer LLC, 2021-1A A	2.460%	1/30/52	2,929,938	2,456,200 (d)
Thrust Engine Leasing DAC, 2021-1A A	4.163%	7/15/40	7,522,327	7,124,426 (d)

Total Asset-Backed Securities (Cost — $103,158,764)				97,342,793
U.S. Government & Agency Obligations — 5.3%
U.S. Government Obligations — 5.3%
U.S. Treasury Notes (Cost — $39,520,735)	4.000%	1/31/29	40,000,000	39,828,906
Total Investments before Short-Term Investments (Cost — $1,018,536,316)				986,000,794

Short-Term Investments — 21.0%
U.S. Treasury Bills — 11.8%
U.S. Treasury Bills	4.452%	3/27/25	68,400,000	67,451,710 (e)
U.S. Treasury Bills	4.443%	5/15/25	21,970,000	21,539,882 (e)

Total U.S. Treasury Bills (Cost — $88,942,307)				88,991,592
Repurchase Agreements — 5.1%
Goldman Sachs & Co. repurchase agreement dated 11/29/24; Proceeds at maturity — $38,014,377; (Fully collateralized by U.S. government obligations, 1.250% due 4/15/28; Market value — $38,742,010) (Cost — $38,000,000)	4.540%	12/2/24	38,000,000	38,000,000
			Shares
Overnight Deposits — 4.1%
BNY Mellon Cash Reserve Fund (Cost — $30,963,786)	1.350%		30,963,786	30,963,786 (f)

Total Short-Term Investments (Cost — $157,906,093)				157,955,378
Total Investments — 151.9% (Cost — $1,176,442,409)				1,143,956,172
Liabilities in Excess of Other Assets — (51.9)%				(391,033,246)
Total Net Assets — 100.0%				$752,922,926

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset SMASh Series M Fund
(a)	This security is traded on a to-be-announced (“TBA”) basis. At November 30, 2024, the Fund held TBA securities with a total cost of $407,419,029.
(b)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Rate shown represents yield-to-maturity.
(f)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
ACES	—	Alternative Credit Enhancement Securities
CAS	—	Connecticut Avenue Securities
IO	—	Interest Only
PO	—	Principal Only
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
At November 30, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	1	3/25	$205,689	$206,109	$420
U.S. Treasury 5-Year Notes	13,999	3/25	1,497,064,735	1,506,314,239	9,249,504
U.S. Treasury Long-Term Bonds	190	3/25	22,199,689	22,705,000	505,311
					9,755,235
Contracts to Sell:
U.S. Treasury 10-Year Notes	1,805	3/25	198,702,494	200,693,438	(1,990,944)
U.S. Treasury Ultra 10-Year Notes	19	3/25	2,135,402	2,181,140	(45,738)
U.S. Treasury Ultra Long-Term Bonds	409	3/25	50,803,209	52,019,688	(1,216,479)
					(3,253,161)
Net unrealized appreciation on open futures contracts					$6,502,074
At November 30, 2024, the Fund had the following open swap contracts:
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.43 Index	$130,599,000	12/20/29	1.000% quarterly	$3,116,046	$2,841,861	$274,185

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2024 Quarterly Report

 Western Asset SMASh Series M Fund
[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset SMASh Series M Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Franklin Templeton Fund Adviser, LLC (“FTFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of FTFA. FTFA and the subadvisers do not charge investment management fees to the Fund.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

Western Asset SMASh Series M Fund 2024 Quarterly Report

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Mortgage-Backed Securities	—	$503,200,456	—	$503,200,456
Collateralized Mortgage Obligations	—	345,628,639	—	345,628,639
Asset-Backed Securities	—	97,342,793	—	97,342,793
U.S. Government & Agency Obligations	—	39,828,906	—	39,828,906
Total Long-Term Investments	—	986,000,794	—	986,000,794
Short-Term Investments†:
U.S. Treasury Bills	—	88,991,592	—	88,991,592
Repurchase Agreements	—	38,000,000	—	38,000,000
Overnight Deposits	—	30,963,786	—	30,963,786
Total Short-Term Investments	—	157,955,378	—	157,955,378
Total Investments	—	$1,143,956,172	—	$1,143,956,172
Other Financial Instruments:
Futures Contracts††	$9,755,235	—	—	$9,755,235
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	$274,185	—	274,185
Total Other Financial Instruments	$9,755,235	$274,185	—	$10,029,420
Total	$9,755,235	$1,144,230,357	—	$1,153,985,592
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$3,253,161	—	—	$3,253,161

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

Western Asset SMASh Series M Fund 2024 Quarterly Report